Other information by nature (Details) € in Billions	12 Months Ended
	Dec. 31, 2017 EUR (€) employee	Dec. 31, 2016 EUR (€) employee	Dec. 31, 2015 EUR (€) employee
Additional information [abstract]
Personnel costs | €	€ 13.2	€ 13.2	€ 13.4
Average number of employees | employee	237,150	235,481	236,559